                           SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                               New York, NY 10017

                                                                  April 27, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:      Cohen & Steers Equity Income Fund, Inc.
         (Registration Statement File Nos. 333-30919; 811-8287)

Ladies and Gentlemen:

         On behalf of Cohen & Steers Equity Income Fund, Inc. (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms for the Company's two Prospectuses (one for the Class A, Class B and Class C Shares and one for the Class I Shares) and the Company's Statement of Additional Information, each dated May 1, 2000, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 25, 2000.

         Any questions or communications should be directed to Brynn D. Peltz or Michael S. Shim of this firm at 212-455-2210 or 212-455-2204, respectively.


                                                 Very truly yours,

                                                 /s/ Simpson Thacher & Bartlett
                                                 SIMPSON THACHER & BARTLETT



cc:      Lawrence B. Stoller, Esq.
         Sarah E. Cogan, Esq.